Earnings Per Share Data	12 Months Ended
Dec. 31, 2011
Earnings Per Share Data

5. Earnings Per Share Data

The following table sets forth the reconciliation of the weighted-average number of common shares used to compute basic earnings per share (“EPS”) to those used to compute diluted EPS (in millions):

	2011*	2010	2009*
Weighted-average number of common shares outstanding—basic	115.7	120.1	116.9
Add effect of dilutive stock incentive awards	—	0.2	—

Weighted-average number of shares—diluted	115.7	120.3	116.9

*Since	the assumed issuance of common stock under stock incentive awards would not have been dilutive, the weighted-average number of shares used to compute diluted EPS is equal to the weighted-average number of shares used in the basic EPS computation.